Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
September 18, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity School Street Trust (the trust):
Fidelity Advisor Multi-Asset Income Fund (the fund)
File Nos. (002-57167) and (811-02676)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust